Average Annual Total Returns - FidelitySeriesTreasuryBillIndexFund-PRO - FidelitySeriesTreasuryBillIndexFund-PRO - Fidelity Series Treasury Bill Index Fund	Jun. 29, 2024
Fidelity Series Treasury Bill Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	5.13%
Past 5 years	1.95%
Since Inception	1.95%	[1]
Fidelity Series Treasury Bill Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	2.97%
Past 5 years	1.11%
Since Inception	1.11%	[1]
Fidelity Series Treasury Bill Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.01%
Past 5 years	1.13%
Since Inception	1.13%	[1]
LB151
Average Annual Return:
Past 1 year	5.15%
Past 5 years	1.95%
Since Inception	1.97%

[1]	A From August 17, 2018 .